Financial Instruments-risk management (Schedule of Gearing Ratios) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments risk Management [Abstract]
Net Debt	$ 582,679	$ 326,239
Total Equity	(109,190)	132,885	$ 143,021	$ 126,840
Capital	$ 473,489	$ 459,124
Gearing Ratio	123.00%	71.00%